Segment Information - Summary of Long-lived Assets by Geographic Area (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	¥ 10,367,960	$ 1,626,960	¥ 7,204,128
PRC
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	8,829,539	1,385,547	6,016,479
Malaysia
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	911,623	143,054	958,408
India
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	¥ 626,798	$ 98,359	¥ 229,241